Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings per Share - Earnings/ (Loss) per Share (Table)

	Six months ended June 30,
	2021	2022
Income / (Loss) :
Net income / (loss)	$159,972	$370,510

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	100,256,417	102,098,942
Basic earnings / (loss) per share	$1.60	$3.63

Effect of dilutive securities:
Dillutive effect of non vested shares	281,480	341,003
Weighted average common shares outstanding, diluted	100,537,897	102,439,945

Diluted earnings / (loss) per share	$1.59	$3.62